Share-Based Compensation - SARs movement (Details) - SARs $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares
Number of awards
Outstanding at beginning of the period	2,630,173
Forfeited during the period	(1,085)
Expired during the period	(17,326)
Outstanding at end of the period	2,611,762	2,630,173
Vested but not exercised	2,344,849
Weighted average exercise price per share
Outstanding at the beginning of the period | $ / shares	$ 14.46
Outstanding at end of the period | $ / shares	$ 14.47	$ 14.46
Weighted average contractual life
Weighted average contractual life	6 years 11 days	6 years 6 months 11 days
Aggregate fair value
Outstanding at the beginning of the period | $	$ 11,367
Forfeited during the period | $	(6)
Expired during the period | $	(71)
Outstanding at the end of the period | $	$ 11,290	$ 11,367